Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 08, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue		$ 23,762			$ 18,884			$ 57,090	$ 45,579	$ 74,007	$ 32,926	$ 23,955
Costs and expenses:
Cost of revenue										194,714	120,634	203,732
Research and development		15,554			36,314			56,157	73,924	93,477	68,822	74,850
Selling, general, and administrative		41,174			38,210			124,888	94,543	131,214	73,958	73,530
Income from legal settlement										0	0	(22,500)
Total costs and expenses		105,854			126,352			310,264	306,084	419,405	263,414	329,612
Loss from operations		(82,092)			(107,468)			(253,174)	(260,505)	(345,398)	(230,488)	(305,657)
Interest and other income (expense), net
Interest income										65	499	5,591
Interest expense										(5,954)	(26,820)	(10,594)
Other expense, net		(118)			100			(259)	(6,320)	(6,355)	(32)	(108)
Gain (loss) on fair value change, net		226			13,078			6,511	18,426	24,290	7,155	1,750
Loss on extinguishment of debt	$ (10,000)	0			0			0	(10,018)	(10,018)	0	(3,040)
Interest and other income (expense), net										2,028	(19,198)	(6,401)
Loss before benefit (provision) of income taxes		(82,042)			(94,577)			(247,246)	(264,323)	(343,370)	(249,686)	(312,058)
Benefit (provision) for income taxes		(23)			425			(77)	416	392	(40)	(51)
Net and comprehensive loss		(82,065)	$ (82,886)	$ (82,372)	(94,152)	$ (95,720)	$ (74,035)	(247,323)	(263,907)	(342,978)	(249,726)	(312,109)
Net and comprehensive loss		$ (82,065)			$ (94,152)			$ (247,323)	$ (263,907)	$ (342,978)	$ (249,726)	$ (312,109)
Net loss per share, basic (in dollars per share)		$ (0.38)			$ (0.44)			$ (1.15)	$ (1.64)	$ (1.97)	$ (148.81)	$ (198.66)
Net loss per share, diluted (in dollars per share)		$ (0.38)			$ (0.44)			$ (1.15)	$ (1.64)	$ (1.97)	$ (148.81)	$ (198.66)
Weighted-average shares used in calculation of net loss per share, basic (in shares)		214,775,043			212,154,820			214,422,143	160,497,517	173,692,582	1,678,098	1,571,045
Weighted-average shares used in calculation of net loss per share, diluted (in shares)		214,775,043			212,154,820			214,422,143	160,497,517	173,692,582	1,678,098	1,571,045